As filed with the Securities and Exchange Commission on February 22, 2023.

1933 Act Registration No. 333-207937

1940 Act Registration No. 811-23108

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 207	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 212	☒

Amplify ETF Trust

(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 267-3837

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 15, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 207

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 204, as it relates to the Amplify Volatility Income Strategy ETF (the “Fund”), a series of the Registrant, until March 15, 2023. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 204 under the Securities Act of 1933 as it relates to the Fund, filed on November 7, 2022, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on February 22, 2023.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon
Chairman of the Board of Trustees
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Christian Magoon	President and Chief Executive Officer		February 22, 2023
Christian Magoon

)
Michael DiSanto*	Trustee	)
)
			By:	/s/ Christian Magoon
		)		Christian Magoon
John Phillips*	Trustee	)		Attorney-In-Fact
		)		February 22, 2023
)
Rick Powers*	Trustee	)
)
)
Mark Tucker*	Trustee	)
)

*

Original powers of attorney authorizing Christian Magoon and John Phillips to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit and are incorporated by reference herein.